Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Basic And Diluted [Line Items]
Basic	14,069,419	10,830,312	11,698,880	9,193,101
Diluted	14,069,419	10,830,312	12,816,674	9,791,493
Employee Stock Option [Member]
Earnings Per Share Basic And Diluted [Line Items]
Effect of exercise of options and Warrants	0	0	145,921	16,119
Warrant [Member]
Earnings Per Share Basic And Diluted [Line Items]
Effect of exercise of options and Warrants	0	0	971,873	582,273